FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current other payables	$ 21,000,000	$ 12,000,000
Current trade payables	14,000,000	15,000,000
Trade payables	215,000,000	173,000,000
Total trade and other payables	281,000,000	182,000,000
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	10,000,000	3,000,000
Current other payables	12,000,000	2,000,000
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	10,000,000	9,000,000
Current other payables	2,000,000	4,000,000
Others [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	1,000,000
Current other payables	6,000,000	3,000,000
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	21,000,000	12,000,000
Current other payables	66,000,000	9,000,000
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	198,000,000	154,000,000
Customer Advances [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	3,000,000	4,000,000
Related parties [member]
IfrsStatementLineItems [Line Items]
Current trade payables	14,000,000	15,000,000
Liability For Acquisition Of Companies [Member]
IfrsStatementLineItems [Line Items]
Current other payables	$ 46,000,000